CONVERTIBLE NOTES/LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2022
CONVERTIBLE NOTES
Schedule of convertible notes/long-term debt

	March 31, 2021	March 31, 2022
	RMB	RMB
Convertible notes
2024 Notes	1,614,040	—
Long-term debt
-Current protion	—	102,206
-Non-Current protion	—	817,648
	—	919,854